Schedule of directors’ loan and advances (Details) - Directors [member] - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [line items]
Interest income
Advances given		113
Repayment/settlement of advances		113
Receivable